Segment information	12 Months Ended
Mar. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segment information

4. Segment information

The definition of our operating and reportable segments is provided on page 209. We have set out below information regarding the results of each reportable segment.

Segment revenue and profit

Year ended 31 March 2018	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Segment revenue	5,066	5,294	4,563	5,013	2,009	5,123	8	27,076
Internal revenue	(66)	(37)	(115)	–	(134)	(2,978)	–	(3,330)
Revenue from external customers[a]	5,000	5,257	4,448	5,013	1,875	2,145	8	23,746
EBITDA[b]	1,023	1,353	1,418	434	754	2,520	3	7,505
Depreciation and amortisation	(216)	(776)	(365)	(424)	(311)	(1,360)	(62)	(3,514)
Operating profit (loss)[a]	807	577	1,053	10	443	1,160	(59)	3,991
Specific items (note 8)								(610)
Operating profit								3,381
Net finance expense[c]								(764)
Share of post tax profit (loss) of associates and joint ventures								(1)
Profit before tax								2,616

Year ended 31 March 2017	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Segment revenue	4,934	5,090	4,758	5,479	2,109	5,098	10	27,478
Internal revenue	(63)	(37)	(122)	–	(138)	(3,036)	–	(3,396)
Revenue from external customers[a]	4,871	5,053	4,636	5,479	1,971	2,062	10	24,082
EBITDA[b]	1,012	1,156	1,528	495	834	2,633	(13)	7,645
Depreciation and amortisation	(209)	(780)	(352)	(439)	(306)	(1,369)	(55)	(3,510)
Operating profit (loss)[a]	803	376	1,176	56	528	1,264	(68)	4,135
Specific items (note 8)								(968)
Operating profit								3,167
Net finance expense[c]								(804)
Share of post tax profit (loss) of associates and joint ventures								(9)
Profit before tax								2,354

Year ended 31 March 2016	BT Consumer £m	EE £m [d]	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Segment revenue	4,608	841	4,294	5,074	2,274	5,100	11	22,202
Internal revenue	(65)	(7)	(99)	–	(94)	(3,058)	–	(3,323)
Revenue from external customers[a]	4,543	834	4,195	5,074	2,180	2,042	11	18,879
EBITDA[b]	1,055	173	1,414	479	755	2,659	(76)	6,459
Depreciation and amortisation	(207)	(146)	(284)	(422)	(253)	(1,301)	(18)	(2,631)
Operating profit (loss)[a]	848	27	1,130	57	502	1,358	(94)	3,828
Specific items (note 8)								(215)
Operating profit								3,613
Net finance expense[c]								(712)
Share of post tax profit (loss) of associates and joint ventures								6
Profit before tax								2,907

[a] Before specific items.

[b] EBITDA is stated before specific items and is the group’s profitability measure for segments.

[c] Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m). See note 8.

[d] EE reflects results for the period from acquisition on 29 January 2016 to 31 March 2016.

4. Segment information continued

What are our internal revenue and costs?

Most of our internal trading relates to Openreach and arises on rentals, and any associated connection or migration charges, of the UK access lines and other network products to the customer-facing units. This occurs both directly, and also indirectly, through TSO which is included within the ‘Other’ segment. Wholesale and Ventures internal revenue arises from EE for mobile ethernet access and TSO for transmission planning services. Internal revenue in Business and Public Sector relates primarily to the use of BT Ireland’s network by other customer-facing units. Internal revenue arising in BT Consumer relates primarily to employee broadband and wi-fi services.

Intra-group revenue generated from the sale of regulated products and services is based on market price. Intra-group revenue from the sale of other products and services is agreed between the relevant customer-facing units and therefore customer-facing units profitability may be impacted by transfer pricing levels.

The tables below show internal revenue and costs recorded by each reportable segment.

	Internal cost recorded by
Year ended 31 March 2018	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
BT Consumer	–	–	24	20	4	–	18	66
EE	–	–	–	–	37	–	–	37
Business and Public Sector	62	2	–	32	19	–	–	115
Global Services	–	–	–	–	–	–	–	–
Wholesale and Ventures	1	2	13	10	–	42	66	134
Openreach	896	–	210	125	232	–	1,515	2,978
Total	959	4	247	187	292	42	1,599	3,330

	Internal cost recorded by
Year ended 31 March 2017	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
BT Consumer	–	–	21	20	4	–	18	63
EE	–	–	–	–	37	–	–	37
Business and Public Sector	60	3	–	39	20	–	–	122
Global Services	–	–	–	–	–	–	–	–
Wholesale and Ventures	–	–	2	23	–	39	74	138
Openreach	910	–	236	158	260	–	1,472	3,036
Total	970	3	259	240	321	39	1,564	3,396

	Internal cost recorded by
Year ended 31 March 2016	BT Consumer £m	EE £m	[a]	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
BT Consumer	–	–		20	23	4	–	18	65
EEa	–	–		–	–	7	–	–	7
Business and Public Sector	60	1		–	18	19	1	–	99
Global Services	–	–		–	–	–	–	–	–
Wholesale and Ventures	–	12		5	22	–	55	–	94
Openreach	905	–		262	173	264	–	1,454	3,058
Total	965	13		287	236	294	56	1,472	3,323

[a] EE reflects results for the period from acquisition on 29 January 2016 to 31 March 2016.

Revenue by products and services

What critical accounting judgements do we make when we have revenue from multiple element arrangements?

Where a contractual arrangement consists of two or more separate elements that have value to a customer on a standalone basis, revenue is recognised for each element as if it were an individual contract. Total contract consideration is allocated between the separate elements based on their fair value. We apply judgement in both identifying separate elements and allocating consideration between them.

4. Segment information continued

Sales of bundled offers in our mobile businesses frequently include a handset and a telecommunications service contract. There is objective and reliable evidence of fair value for the telecommunications service to be delivered and this represents the revenue recognised in respect of the services delivered. The residual value of the bundled offer therefore represents the revenue in respect of the handset. Revenue allocated to the deliverables is restricted to the amount that is receivable without the delivery of additional goods or services.

For offers that cannot be separated into identifiable elements, revenues are recognised in full over the life of the contract. The main example is connection to a service where this does not represent a separately identifiable transaction from the subscription.

Year ended 31 March	2018 £m	2017 £m	2016 £m

ICT and managed networks	5,530	5,927	6,193
Broadband and TV	4,655	4,477	3,535
Mobile	6,451	6,358	1,326
Calls, lines and connections	5,126	5,069	5,920
Transit	265	404	419
Other products and services	1,719	1,847	1,486
Revenue[a]	23,746	24,082	18,879

[a] Before specific items.

Capital expenditure

Year ended 31 March 2018	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Intangible assets	106	130	93	92	87	70	64	642
Property, plant and equipment	185	498	211	186	142	1,588	70	2,880
Capital expenditure[a]	291	628	304	278	229	1,658	134	3,522

Year ended 31 March 2017	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Intangible assets	92	133	64	126	77	74	55	621
Property, plant and equipment	145	483	211	235	149	1,499	111	2,833
Capital expenditure[a]	237	616	275	361	226	1,573	166	3,454

Year ended 31 March 2016	BT Consumer £m	EE £m	[b]	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Intangible assets	88	29		36	62	70	62	65	412
Property, plant and equipment	119	67		117	293	139	1,385	90	2,210
Capital expenditure[a]	207	96		153	355	209	1,447	155	2,622

[a] Net of government grants.

[b] EE reflects results for the period from acquisition on 29 January 2016 to 31 March 2016.

4. Segment information continued

How do we determine our geographic information?

The UK is our country of domicile and we generate the majority of our revenue from external customers in the UK. The geographic analysis of revenue is based on the country of origin in which the customer is invoiced. The geographic analysis of non-current assets, which exclude derivative financial instruments, investments and deferred tax assets, is based on the location of the assets.

Revenue from external customers

Year ended 31 March	2018 £m	2017 £m	2016 £m

UK	19,687	19,421	14,814
Europe, Middle East and Africa, excluding the UK	2,489	2,841	2,442
Americas	996	1,148	1,011
Asia Pacific	574	672	612
Revenue[a]	23,746	24,082	18,879

[a] Before specific items.

Non-current assets

At 31 March	2018 £m	2017 £m	2016 £m

UK	28,835	28,810	28,575
Europe, Middle East and Africa, excluding the UK	2,527	2,535	2,349
Americas	331	424	548
Asia Pacific	109	149	191
Non-current assets	31,802	31,918	31,663